Stock-Based Compensation - RSU, RS, Performance Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units and Restricted Stock
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance	2,817,786	3,105,361	3,261,562
Number of Awards - Granted - Annual	671,204	798,615	946,774
Number of Awards - Granted - Other	26,886	78,252	44,401
Number of Awards - Vested	(1,010,612)	(1,100,675)	(1,100,095)
Number of Awards - Forfeited	(64,176)	(63,767)	(47,281)
Number of Awards - Nonvested - Ending balance	2,441,088	2,817,786	3,105,361
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance	$ 104.41	$ 92.31	$ 85.17
Weighted Average Grant Date Fair Value - Granted - Annual	165.86	126.79	101.57
Weighted Average Grant Date Fair Value - Granted - Other	156.94	152.74	111.19
Weighted Average Grant Date Fair Value - Vested	89.99	90.37	79.93
Weighted Average Grant Date Fair Value - Forfeited	118.99	97.23	90.82
Weighted Average Grant Date Fair Value - Nonvested - Ending balance	$ 127.47	$ 104.41	$ 92.31
Compensation expense yet to be recognized	$ 84,000,000
Expense recognition period	24 months
Fair value that vested	$ 166,000,000	$ 145,000,000	$ 114,000,000
Tax benefit realized from vesting	$ 62,000,000	$ 54,000,000	$ 43,000,000
Vesting or performance period	3 years
Value of dividend equivalents for restricted stock units that are forfeited	$ 0
Impact on basic earnings per share due to restricted stock units dividends	$ 0
Performance Shares
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance	1,099,752	895,635	1,089,084
Number of Awards - Granted - Annual	227,798	305,225	353,734
Number of Awards - Vested	(323,938)	(277,358)	(507,083)
Number of Awards - Performance Change	(106,760)	212,461	(6,949)
Number of Awards - Forfeited	(25,660)	(36,212)	(33,151)
Number of Awards - Nonvested - Ending balance	871,192	1,099,752	895,635
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance	$ 102.65	$ 88.12	$ 79.27
Weighted Average Grant Date Fair Value - Granted - Annual	158.88	124.89	96.87
Weighted Average Grant Date Fair Value - Vested	83.08	84.74	75.16
Weighted Average Grant Date Fair Value - Performance Change	127.70	109.74	77.01
Weighted Average Grant Date Fair Value - Forfeited	125.33	109.44	91.34
Weighted Average Grant Date Fair Value - Nonvested - Ending balance	$ 120.89	$ 102.65	$ 88.12
Compensation expense yet to be recognized	$ 17,000,000
Expense recognition period	10 months
Fair value that vested	$ 54,000,000	$ 35,000,000	$ 52,000,000
Tax benefit realized from vesting	$ 15,000,000	$ 11,000,000	$ 16,000,000
Vesting or performance period	3 years
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Expense recognition period	3 years
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions	200.00%
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Expense recognition period	1 year
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions	0.00%